Lease - Summary of Amounts Recognized in Consolidated Statements of Profit or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Interest expense relating to lease liabilities (included in finance cost)	₩ 186	₩ 277
Expense relating to short-term leases	123	322
Expense relating to leases of low-value assets that are not short-term leases	₩ 9	₩ 10